CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
FDIC insured amount	$ 250,000		$ 250,000
Accounts receivable	9,852,154		9,852,154
One Major Customer [Member]
Concentration Risk [Line Items]
Revenues	6,576,232	$ 0	6,576,232	$ 0
Accounts receivable	9,852,154		9,852,154
Three Major Vendors [Member]
Concentration Risk [Line Items]
Accounts payable	$ 18,464,618		$ 18,464,618
Two Major Vendors [Member]
Concentration Risk [Line Items]
Accounts payable					$ 5,857,729
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Major Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage			85.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Major Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage					69.00%